FI - Difference between fair value and unpaid principle balances (Details 10) - CHF (SFr) SFr in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Cash and Due from Banks	SFr 525	SFr 356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Loans	11,408	12,662
Other assets	8,373	10,402
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,594)	(10,715)
Short-term borrowings	(10,740)	(11,333)
Long-term debt	(70,976)	(70,331)
Other liabilities	(7,780)	(7,891)
Aggregate fair value
Loans
Non-interest-earning loans	543	543
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Loans	11,408	12,662
Other assets	7,834	9,710
Due to banks and customer deposits	(578)	(582)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,594)	(10,715)
Short-term borrowings	(10,740)	(11,333)
Long-term debt	(70,976)	(70,331)
Other liabilities	(616)	(709)
Aggregate unpaid principal
Loans
Non-interest-earning loans	3,364	3,235
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,895	85,463
Loans	12,079	13,104
Other assets	10,090	12,006
Due to banks and customer deposits	(489)	(508)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,578)	(10,719)
Short-term borrowings	(10,632)	(11,187)
Long-term debt	(73,842)	(72,126)
Other liabilities	(1,569)	(1,681)
Difference
Loans
Non-interest-earning loans, Difference	(2,821)	(2,692)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99	93
Loans	(671)	(442)
Other assets	(2,256)	(2,296)
Due to banks and customer deposits	(89)	(74)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16)	4
Short-term borrowings	(108)	(146)
Long-term debt	2,866	1,795
Other liabilities	953	972
Bank
Financial instruments
Cash and Due from Banks	525	356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Loans	11,408	12,661
Other assets	8,373	10,402
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,688)	(10,823)
Short-term borrowings	(10,740)	(11,333)
Long-term debt	(70,243)	(69,406)
Other liabilities	(7,756)	(7,869)
Bank | Aggregate fair value
Loans
Non-interest-earning loans	543	543
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	85,556
Loans	11,408	12,661
Other assets	7,834	9,710
Due to banks and customer deposits	(578)	(582)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,688)	(10,823)
Short-term borrowings	(10,740)	(11,333)
Long-term debt	(70,243)	(69,406)
Other liabilities	(616)	(709)
Bank | Aggregate unpaid principal
Loans
Non-interest-earning loans	3,364	3,235
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,895	85,463
Loans	12,079	13,103
Other assets	10,090	12,006
Due to banks and customer deposits	(489)	(508)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,672)	(10,827)
Short-term borrowings	(10,632)	(11,187)
Long-term debt	(73,175)	(71,177)
Other liabilities	(1,569)	(1,681)
Bank | Difference
Loans
Non-interest-earning loans, Difference	(2,821)	(2,692)
Financial instruments
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	99	93
Loans	(671)	(442)
Other assets	(2,256)	(2,296)
Due to banks and customer deposits	(89)	(74)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16)	4
Short-term borrowings	(108)	(146)
Long-term debt	2,932	1,771
Other liabilities	SFr 953	SFr 972